DEFERRED TAXATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 246	$ 241	$ 315
Deferred tax assets	7	105	0
Net deferred taxation liability	239	136	315
The movement on the net deferred tax balance is as follows:
Beginning balance	136	315	359
Taxation of items included in income statement from continuing and discontinued operations	53	(189)	(30)
Taxation of non-current assets and liabilities included in discontinued operations	28	0	0
Taxation on items included in other comprehensive income	6	(2)	5
Transfer to non-current assets and liabilities held for sale	0	15	0
Translation	16	(3)	(19)
Closing balance	239	136	315
Unrecognised taxable temporary differences pertaining to undistributed earnings	1,806	1,787	1,663
Tangible assets (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	373	370	521
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	40	48
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	20	24	37
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	122	209	218
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42	52
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15	45	24
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	13	9	5
Deferred tax assets	28	9	6
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	446	451	563
Deferred tax assets	$ 207	$ 315	$ 248